Salaries and other employee expenses - Schedule of Aggregate Salary and Other Employee Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salary expense	$ 109,042	$ 107,067	$ 92,082
Defined contribution plan expense	11,168	11,518	10,052
Long-term incentive plan expense	198	78	5,481
Share-based payments (see Note 22)	7,626	18,033	10,317
Other employee expense	19,998	19,718	11,670
Temporary labor	5,994	8,495	5,838
Employee benefits expense	$ 154,026	$ 164,909	$ 135,440